Future Minimum Operating Lease Payments for Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Feb. 01, 2014
Future minimum operating lease payments
Fiscal 2015	$ 311.1
Fiscal 2016	275.4
Fiscal 2017	245.8
Fiscal 2018	212.6
Fiscal 2019	181.8
Thereafter	937.7
Total	$ 2,164.4